Schedule of Investments
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–106.63%
Alabama–4.68%
Birmingham (City of), AL Water Works Board (The); Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	$16,150	$16,374,151
Black Belt Energy Gas District (The);
Series 2022 C-1, RB(b)	5.25%	06/01/2029	10,000	10,490,140
Series 2024 A, RB(b)	5.25%	09/01/2032	2,805	2,916,717
Energy Southeast, A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	4,500	4,803,014
Fort Deposit (Town of), AL Cooperative District; Series 2003, RB	6.00%	02/01/2036	135	133,035
Jefferson (County of), AL;
Series 2017, Ref. Revenue Wts.	5.00%	09/15/2035	4,500	4,561,690
Series 2024, Ref. RB	5.25%	10/01/2045	4,000	4,270,249
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	6,040	6,275,889
Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	9,000	9,407,230
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	11,200	11,649,319
Mobile (City of), AL Improvement District (McGowin Park); Series 2016 A, RB	5.25%	08/01/2030	185	185,359
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2024 A, RB	5.00%	11/01/2035	6,235	6,512,286
Series 2025 C, RB(b)	5.00%	02/01/2031	5,000	5,344,658
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	4,105	4,365,480
Southeast Energy Authority, a Cooperative District (No. 4); Series 2022 B-1, RB(b)	5.00%	08/01/2028	2,000	2,066,450
				89,355,667
Arizona–2.24%
Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS - BAM)(c)	5.00%	06/01/2058	570	574,026
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2050	2,100	1,886,897
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2005, RB(b)	3.80%	06/15/2028	5,000	5,053,005
Festival Ranch Community Facilities District (Assessment Districts Nos. 4 & 5); Series 2007, RB	5.75%	07/01/2032	260	260,154
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2037	80	80,830
Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2048	145	145,116
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(d)	5.00%	07/01/2049	1,400	1,321,124
Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.30%	07/01/2030	141	141,065
Phoenix (City of), AZ Industrial Development Authority (The) (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	360	359,973
Phoenix (City of), AZ Industrial Development Authority (The) (Great Hearts Academies); Series 2016 A, Ref. RB	5.00%	07/01/2041	1,425	1,425,291
Phoenix Civic Improvement Corp.; Series 2019, RB	4.00%	07/01/2044	6,855	6,806,657
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(d)	5.50%	09/01/2046	900	848,724
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2019, RB	5.13%	07/01/2039	195	186,218
Series 2019, RB	5.25%	07/01/2049	240	212,868
Pima (County of), AZ Industrial Development Authority (The) (Arizona Charter Schools); Series 2013 Q, Ref. RB	5.38%	07/01/2031	1,225	1,225,395
Pima (County of), AZ Industrial Development Authority (The) (Tucson Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	600	548,447
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(e)	5.25%	01/01/2053	15,220	16,044,244
Salt Verde Financial Corp.;
Series 2007, RB	5.50%	12/01/2029	100	106,389
Series 2007, RB	5.00%	12/01/2037	3,000	3,166,770
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy); Series 2024, RB(d)	5.00%	06/15/2059	2,765	2,364,326
				42,757,519
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arkansas–0.07%
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds (Acquired 06/15/2007; Cost $937,969)(f)(g)	6.25%	02/01/2038	$1,305	$1,305,000
California–9.15%
California (State of); Series 2022, GO Bonds	4.00%	04/01/2049	1,325	1,297,566
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds); Series 2024, RB(b)	5.00%	04/01/2032	2,500	2,652,798
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(b)	5.25%	10/01/2031	3,250	3,451,974
Series 2023, RB(b)	5.00%	08/01/2029	5,000	5,222,067
California (State of) County Tobacco Securitization Agency; Series 2006 B, RB(h)	0.00%	06/01/2050	129,820	23,882,817
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2006 A, RB(h)	0.00%	06/01/2046	7,000	1,949,298
Series 2006 B, RB(h)	0.00%	06/01/2046	6,000	1,612,178
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-2, Ref. RB(h)	0.00%	06/01/2055	2,420	403,890
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,215	1,215,000
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	5.00%	08/15/2051	5,000	5,249,691
California (State of) Health Facilities Financing Authority (CommonSpirit Health);
Series 2020, Ref. RB(a)(b)	4.00%	04/01/2030	50	52,867
Series 2020, Ref. RB	4.00%	04/01/2049	1,450	1,322,521
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2016 B, Ref. RB(a)(b)	5.00%	11/15/2026	4,080	4,127,060
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	3,395	3,436,116
California (State of) Municipal Finance Authority; Series 2026 A-1, RB	4.05%	07/20/2041	3,599	3,555,365
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(a)(b)	5.00%	06/01/2027	170	174,322
Grossmont-Cuyamaca Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2047	3,165	3,089,644
Inland Empire Tobacco Securitization Corp.; Series 2007 F, RB(d)(h)	0.00%	06/01/2057	340,750	17,488,551
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	2,000	2,286,075
Los Angeles (City of), CA Department of Water & Power; Series 2022 B, Ref. RB	5.00%	07/01/2041	10,000	10,614,369
Los Angeles Unified School District (Green Bonds); Series 2022 QRR, GO Bonds	5.25%	07/01/2047	5,000	5,370,375
M-S-R Energy Authority;
Series 2009 B, RB	7.00%	11/01/2034	10,000	12,048,662
Series 2009 B, RB	6.50%	11/01/2039	9,820	12,109,763
Oak Grove School District (Election of 2008); Series 2018 E, Ref. GO Bonds(i)	5.00%	08/01/2042	4,500	2,964,938
San Diego (County of), CA Regional Airport Authority;
Series 2019 A, Ref. RB	5.00%	07/01/2044	5,000	5,215,003
Series 2025 A, RB	5.25%	07/01/2055	10,000	10,715,334
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2026 B, Ref. RB	5.00%	05/01/2046	7,000	7,603,613
Tender Option Bond Trust Receipts/Certificates; Series 2026, VRD RB(d)(j)	1.74%	01/01/2055	20,250	20,250,000
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	1,000	1,010,730
Series 2020 A, RB	5.00%	10/01/2049	1,000	1,004,750
Twin Rivers Unified School District; Series 2020, GO Bonds (INS - AGI)(c)(h)	0.00%	08/01/2044	7,990	3,522,507
				174,899,844
Colorado–3.86%
Arapahoe County School District No 5 Cherry Creek; Series 2026, GO Bonds	5.25%	12/15/2047	3,305	3,636,432
Aurora (City of), CO (Pipeline/Interceptor); Series 2023, RB	4.00%	08/01/2053	13,285	12,452,542
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(c)	5.00%	12/01/2037	550	559,612
Colliers Hill Metropolitan District No. 2; Series 2022 B-1, Ref. GO Bonds	5.75%	12/15/2047	2,866	2,822,249
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2022, RB	5.25%	11/01/2052	7,500	7,738,707
Colorado (State of) Health Facilities Authority (Covenant Living Communinities and Services); Series 2025, Ref. RB	5.13%	12/01/2055	3,000	2,966,134
Colorado Springs (City of), CO; Series 2025 A, RB	5.25%	11/15/2050	6,000	6,442,243
Colorado State University Research Foundation (The Prospect); Series 2025 A, RB(d)	5.38%	03/01/2055	4,100	4,039,224
Crowfoot Valley Ranch Metropolitan District No. 2; Series 2024 A, Ref. GO Bonds (INS - BAM)(c)	4.38%	12/01/2054	1,500	1,391,906
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Dawson Trails Metropolitan District No. 1; Series 2026, Ref. GO Bonds(h)	0.00%	12/01/2033	$8,500	$5,115,555
Denver (City & County of), CO;
Series 2022 B, RB	5.25%	11/15/2053	6,700	7,002,679
Series 2022 C, Ref. RB	5.25%	11/15/2053	5,000	5,217,326
Ebert Metropolitan District; Series 2018 A-2, GO Bonds (INS - BAM)(c)	5.00%	12/01/2043	1,605	1,647,938
Public Authority for Colorado Energy;
Series 2008, RB	6.25%	11/15/2028	980	1,021,871
Series 2008, RB	6.50%	11/15/2038	1,920	2,307,653
Rampart Range Metropolitan District No. 1; Series 2017, Ref. RB (INS - AGI)(c)	5.00%	12/01/2047	6,165	6,172,006
St. Vrain Lakes Metropolitan District No. 2; Series 2024 B, Ref. GO Bonds	6.38%	11/15/2054	1,000	999,591
Vauxmont Metropolitan District; Series 2020, Ref. GO Bonds (INS - AGI)(c)	5.00%	12/01/2050	1,500	1,514,788
West Point Metropolitan District Park Ridge Subdistrict; Series 2024, GO Bonds(d)	6.50%	12/01/2048	800	808,390
				73,856,846
Connecticut–1.05%
Connecticut (State of) Health & Educational Facilities Authority (Fairfield University); Series 2017 R, Ref. RB	4.00%	07/01/2047	5,000	4,641,019
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2026, Ref. RB	5.50%	07/01/2055	5,255	5,583,854
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2049	6,555	5,946,317
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(k)	5.13%	10/01/2036	500	60,000
Hamden (Town of), CT; Series 2018 A, Ref. GO Bonds (INS - BAM)(c)	5.00%	08/15/2030	625	655,875
Mashantucket Western Pequot Tribe; Series 2013, RB(k)	6.05%	07/01/2031	11,260	3,265,418
				20,152,483
District of Columbia–2.83%
District of Columbia;
Series 2020 A, RB	4.00%	03/01/2045	4,335	4,276,393
Series 2025, GO Bonds(e)(l)	5.25%	01/01/2048	4,930	5,227,522
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	2,520	2,597,823
Series 2006 B, RB(h)	0.00%	06/15/2046	67,125	12,438,122
Metropolitan Washington Airports Authority; Series 2019 B, Ref. RB	4.00%	10/01/2049	10,000	8,844,356
Washington Metropolitan Area Transit Authority;
Series 2020 A, RB	4.00%	07/15/2045	5,600	5,488,089
Series 2025, RB(e)(l)	5.50%	07/15/2060	6,650	7,114,627
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.50%	07/15/2051	7,500	8,001,762
				53,988,694
Florida–8.54%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2019, Ref. RB	5.00%	12/01/2037	2,580	2,680,612
Amelia Concourse Community Development District; Series 2007, RB	5.75%	05/01/2038	255	240,500
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	100	100,086
Broward (County of), FL; Series 2022 A, RB	4.00%	10/01/2047	5,005	4,850,780
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	17,250	15,843,501
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(d)	5.38%	06/15/2038	255	255,116
Series 2018 A, RB(d)	5.38%	06/15/2048	480	451,877
Chapel Creek Community Development District; Series 2006, RB	5.50%	05/01/2038	380	380,866
Clearwater Cay Community Development District; Series 2006 A, RB (Acquired 02/16/2010; Cost $539,852)(f)(g)(k)	5.50%	05/01/2037	826	371,674
Creekside Community Development District; Series 2006, RB (Acquired 07/05/2007-10/04/2007; Cost $1,417,951)(g)(k)	5.20%	05/01/2038	1,601	753,128
Florida Development Finance Corp. (Mater Academy); Series 2020 A, RB	5.00%	06/15/2050	9,405	9,060,661
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	65	65,058
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System);
Series 2024 C, Ref. RB	5.25%	11/15/2049	7,110	7,511,962
Series 2024, VRD Ref. RB(j)	2.05%	11/15/2054	20,000	20,000,000
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Indigo Community Development District; Series 2005, RB(f)	5.75%	05/01/2036	$218	$174,372
Lake (County of), FL (Imagine South Lake Charter School Program); Series 2019, RB(d)	5.00%	01/15/2054	190	162,159
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.50%	08/15/2040	1,925	1,967,009
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(d)	5.50%	07/15/2048	565	538,216
Series 2018 A, RB(d)	5.75%	07/15/2053	600	574,689
Lucaya Community Development District; Series 2005, RB	5.38%	05/01/2035	830	830,816
Magnolia Creek Community Development District; Series 2007 A, RB	5.90%	05/01/2039	160	146,839
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	55	55,374
Manatee (County of), FL; Series 2023, Ref. RB	4.00%	10/01/2048	2,500	2,332,745
Miami-Dade (County of), FL;
Series 2019 B, RB	4.00%	10/01/2049	17,745	16,132,815
Series 2020 A, RB	4.00%	07/01/2048	12,185	11,244,115
Series 2020 A, RB	4.00%	07/01/2050	5,000	4,535,153
Series 2021, RB	4.00%	10/01/2051	5,000	4,559,996
Miami-Dade (County of), FL Water & Sewer System Revenue; Series 2025, RB(e)	5.00%	10/01/2055	6,850	7,071,214
Naturewalk Community Development District; Series 2007 A, RB(f)(k)	5.50%	05/01/2038	335	127,300
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2022, RB	4.00%	10/01/2052	5,000	4,386,120
Series 2025, Ref. RB	5.25%	10/01/2056	5,000	5,202,236
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,055	2,061,064
Palace Coral Gables Community Development District;
Series 2011, RB	5.00%	05/01/2032	275	275,255
Series 2011, RB	5.63%	05/01/2042	1,000	1,000,950
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center);
Series 2025, RB	5.75%	11/01/2050	1,385	1,453,378
Series 2025, RB	5.25%	11/01/2055	1,385	1,395,142
Peace River Manasota Regional Water Supply Authority; Series 2025, RB(e)(l)	5.50%	10/01/2055	8,315	8,942,305
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	2,000	2,022,386
Reunion East Community Development District;
Series 2002 A-2, RB(k)	7.38%	05/01/2033	860	9
Series 2005, RB(k)	5.80%	05/01/2036	810	8
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	15	15,015
South Bay Community Development District;
Series 2005 A, RB (Acquired 05/27/2009; Cost $1,803,161)(g)(k)	5.95%	05/01/2036	1,645	16
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	1,350	1,350,641
Series 2005 A-2, Ref. RB (Acquired 04/01/2015; Cost $1,111,175)(g)(k)	6.60%	05/01/2036	1,095	547,500
Tampa (City of), FL;
Series 2020 A, RB(h)	0.00%	09/01/2033	210	160,598
Series 2020 A, RB(h)	0.00%	09/01/2034	880	643,312
Series 2020 A, RB(h)	0.00%	09/01/2035	750	522,498
Series 2020 A, RB(h)	0.00%	09/01/2036	850	563,160
Series 2020 A, RB(h)	0.00%	09/01/2037	825	519,082
Series 2020 A, RB(h)	0.00%	09/01/2038	1,050	626,940
Series 2020 A, RB(h)	0.00%	09/01/2039	1,000	565,723
Vista Community Development District; Series 2006 A, RB	5.38%	05/01/2037	2,870	2,872,229
Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	1,350	1,356,860
Waterstone Community Development District;
Series 2007 A, RB(i)	6.88%	05/01/2037	412	306,919
Series 2007 B, RB(h)	0.00%	11/01/2028	78	73,288
West Villages Improvement District (Develepmont Unit No. 2);
Series 2005 A-1, RB	5.75%	05/01/2036	2,305	2,307,905
Series 2005 A-2, RB	5.75%	05/01/2036	1,295	1,276,061
Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	335	335,103
Westside Community Development District; Series 2019-2, RB	5.65%	05/01/2037	305	305,061
Wildwood (City of), FL Village Community Development Disctrict No. 15;
Series 2023, RB(d)	5.00%	05/01/2043	1,465	1,505,950
Series 2023, RB(d)	5.25%	05/01/2054	4,480	4,509,340
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Wildwood (City of), FL Village Community Development Disctrict No. 16; Series 2025, RB	5.13%	05/01/2056	$2,620	$2,616,487
Zephyr Ridge Community Development District; Series 2006, RB	5.63%	05/01/2037	515	515,069
				163,252,243
Georgia–3.39%
Atlanta (City of), GA Urban Residential Finance Authority (Trestletree Village Apartments); Series 2013 A, RB	5.00%	11/01/2048	490	400,035
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(d)	5.56%	12/15/2048	6,000	5,482,946
Brookhaven (City of), GA Urban Redevelopment Agency; Series 2023 A, RB	4.00%	07/01/2053	5,000	4,679,815
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	5,500	5,691,263
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	1,155	1,157,023
Series 2018 A, RB	6.00%	12/01/2038	2,260	2,261,175
Series 2018 A, RB	6.25%	12/01/2048	5,565	5,565,303
Series 2018 A, RB	6.50%	12/01/2053	3,205	3,205,545
Georgia Housing & Finance Authority; Series 2026 A, RB	4.80%	12/01/2046	1,250	1,267,734
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	4,040	4,101,086
Series 2022 C, RB(b)(d)	4.00%	11/01/2027	5,000	5,010,529
Series 2023 B, RB(b)	5.00%	03/01/2030	5,000	5,281,371
Series 2023 C, RB(b)	5.00%	09/01/2030	5,000	5,315,682
Series 2024 B, RB(b)	5.00%	03/01/2032	5,435	5,859,491
Metropolitan Atlanta Rapid Transit Authority (Green Bonds); Series 2025 A, RB	5.25%	07/01/2050	5,000	5,370,014
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	880	892,328
Series 2018 A-1, RB	6.25%	12/01/2048	1,230	1,229,873
Series 2018 A-1, RB	6.38%	12/01/2053	1,280	1,268,959
Series 2018 A-2, RB(b)	5.50%	12/01/2028	845	827,260
				64,867,432
Guam–0.08%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,500	1,524,521
Hawaii–0.83%
Hawaii (State of) Airports System; Series 2025 B, RB	5.00%	07/01/2049	15,000	15,827,449
Idaho–0.20%
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem); Series 2025, Ref. RB	5.25%	03/01/2053	3,735	3,881,706
Illinois–8.00%
Chicago (City of), IL; Series 2025 A, GO Bonds	6.00%	01/01/2050	2,150	2,262,641
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.00%	01/01/2052	3,000	3,006,644
Series 2018 B, RB	5.00%	01/01/2053	10,500	10,588,810
Chicago (City of), IL Board of Education;
Series 2015 C, GO Bonds	5.25%	12/01/2035	1,360	1,356,439
Series 2016, RB	6.00%	04/01/2046	4,300	4,352,888
Series 2022 A, GO Bonds	5.00%	12/01/2047	3,200	2,980,563
Series 2025 C, Ref. GO Bonds	5.50%	12/01/2045	3,380	3,409,757
Chicago (City of), IL Midway International Airport; Series 2025 B, Ref. RB	5.00%	01/01/2055	10,000	10,244,811
Chicago (City of), IL Transit Authority;
Series 2020 A, Ref. RB	5.00%	12/01/2045	20	20,515
Series 2020 A, Ref. RB	5.00%	12/01/2055	2,140	2,151,418
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2041	3,500	3,429,045
Du Page (County of), IL Special Service Area No. 31 (Monarch Landing, Inc.); Series 2006, RB	5.63%	03/01/2036	228	228,187
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	575	560,197
Harvey (City of), IL;
Series 2008, RB	6.88%	08/01/2028	1,475	1,464,676
Series 2023 A, GO Bonds	4.50%	01/01/2054	3,483	2,660,088
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2017 C, GO Bonds	5.00%	11/01/2029	$3,000	$3,090,552
Series 2018 A, GO Bonds	5.00%	05/01/2036	2,610	2,678,491
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	6,803,740
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2032	3,000	3,119,095
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	750	778,210
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2029	5,000	5,233,646
Series 2020, GO Bonds	5.50%	05/01/2039	3,750	3,988,108
Series 2024 B, GO Bonds	5.25%	05/01/2044	3,000	3,182,141
Series 2024 C, GO Bonds	4.00%	10/01/2048	5,410	4,844,302
Illinois (State of) Finance Authority; Series 2025, Ref. RB(d)	5.88%	09/01/2046	2,500	2,495,786
Illinois (State of) Finance Authority (University of Illinois Health Services); Series 2020, RB	4.00%	10/01/2040	3,950	3,744,747
Illinois (State of) Regional Transportation Authority; Series 2018 B, RB	4.00%	06/01/2043	19,365	18,948,188
Illinois State Toll Highway Authority; Series 2025, RB(e)	5.00%	01/01/2045	21,090	21,980,439
Indiana (State of) Finance Authority (Institute of Technology); Series 2019, Ref. RB	5.00%	09/01/2040	2,500	2,442,285
Jefferson County Township High School District No. 201;
Series 2012 A, GO Bonds	6.50%	12/30/2027	895	942,650
Series 2012 A, GO Bonds	6.50%	12/30/2028	955	1,036,460
Series 2012 A, GO Bonds	6.50%	12/30/2031	1,160	1,346,870
Lincolnshire (Village of), IL (Sedgewick); Series 2004, RB	6.25%	03/01/2034	1,417	1,419,332
Marion (City of), IL (Star Bond District Area No. 1); Series 2025, RB	6.63%	06/01/2055	2,500	2,517,604
Northern Illinois Municipal Power Agency; Series 2016 A, Ref. RB	4.00%	12/01/2041	1,050	1,043,564
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB	6.00%	03/01/2036	312	297,399
Sales Tax Securitization Corp.;
Series 2018 C, Ref. RB	5.25%	01/01/2043	2,545	2,616,111
Series 2018 C, Ref. RB (INS - BAM)(c)	5.25%	01/01/2048	5,000	5,091,600
Southwestern Illinois Development Authority; Series 2006, RB(k)	5.63%	11/01/2026	210	41,909
Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	210	218,440
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	135	140,426
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	160	166,431
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	40	41,608
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	30	31,206
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	25	26,005
Series 2018 A, Ref. GO Bonds(a)(b)	5.00%	02/01/2028	210	218,440
Series 2018 A, Ref. GO Bonds(a)(b)	5.00%	02/01/2028	155	161,230
Series 2018 A, Ref. GO Bonds(a)(b)	5.00%	02/01/2028	135	140,426
Series 2018 A, Ref. GO Bonds (INS - AGI)(c)	5.00%	02/01/2032	695	720,418
Series 2018 A, Ref. GO Bonds (INS - AGI)(c)	5.00%	02/01/2033	505	522,229
Series 2018 A, Ref. GO Bonds (INS - AGI)(c)	5.00%	02/01/2034	455	469,638
Yorkville (United City of), IL (United City Special Services Area); Series 2013, Ref. RB	5.00%	03/01/2033	1,638	1,638,189
				152,894,594
Indiana–1.59%
Columbus (City of), IN (Vivera Senior Living); Series 2019, RB	5.63%	05/01/2039	3,490	3,309,737
Indiana Finance Authority; Series 2025, RB(e)	5.00%	10/01/2053	10,000	10,226,844
Indianapolis Local Public Improvement Bond Bank; Series 2025, Ref. RB	5.25%	01/01/2055	16,040	16,794,722
				30,331,303
Iowa–1.19%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	5,001,168
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)(b)	5.00%	12/01/2032	7,785	8,822,436
Muscatine Power and Water Electric Revenue; Series 2026 A, RB (INS - AGI)(c)	5.25%	12/01/2051	2,500	2,629,109
PEFA Inc. (Gas); Series 2019, RB(a)(b)	5.00%	09/01/2026	5,190	5,218,840
Xenia (City of), IA Rural Water District; Series 2016, Ref. RN(a)(b)	5.00%	12/01/2026	1,000	1,011,877
				22,683,430
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–0.11%
University of Kansas Hospital Authority (The University of Kansas Health System); Series 2026 A, Ref. RB	5.25%	03/01/2045	$2,000	$2,178,312
Kentucky–2.16%
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2016 A, Ref. RB (INS - NATL)(c)	5.00%	09/01/2031	5,000	5,018,403
Kentucky (Commonwealth of) Property & Building Commission (No. 115); Series 2017, RB (INS - BAM)(c)	5.00%	04/01/2038	2,500	2,533,662
Kentucky (Commonwealth of) Public Energy Authority;
Series 2022 A-1, RB(b)	4.00%	08/01/2030	15,000	15,163,635
Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	10,000	10,663,799
Series 2024 A-1, RB(b)	5.00%	07/01/2030	5,000	5,237,585
Series 2025 B, RB	5.00%	12/01/2033	2,660	2,736,393
				41,353,477
Louisiana–1.21%
Denham Springs (City of) & Livingston (Parish of), LA Housing & Mortgage Finance Authority; Series 2007, RB (CEP - GNMA)	5.00%	11/01/2040	2	2,419
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB(k)	5.00%	07/01/2032	395	163,925
Series 2017, Ref. RB(k)	5.00%	07/01/2033	300	124,500
Series 2017, Ref. RB(k)	5.00%	07/01/2037	345	143,175
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	5,000	4,958,061
Louisiana Stadium & Exposition District; Series 2023 A, Ref. RB	5.00%	07/01/2048	13,235	13,621,565
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	4,035	4,042,412
				23,056,057
Maryland–0.87%
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	1,500	1,518,085
Maryland (State of) Health & Higher Educational Facilities Authority;
Series 2001, RB (INS - AMBAC)(c)	5.00%	07/01/2034	5	5,038
Series 2016, Ref. RB	5.00%	06/01/2036	400	400,050
Maryland (State of) Transportation Authority; Series 2021 A, Ref. RB	5.00%	07/01/2051	10,000	10,312,038
Maryland Economic Development Corp. (Core Natural Resources, Inc.); Series 2025, Ref. RB(b)(d)	5.00%	03/27/2035	3,000	3,211,959
Prince George’s (County of), MD (Victoria Falls); Series 2005, RB	5.25%	07/01/2035	1,223	1,224,460
				16,671,630
Massachusetts–0.80%
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds); Series 2021, RB	4.00%	06/01/2050	10,000	9,448,945
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044	3,000	2,614,662
Massachusetts (Commonwealth of) Development Finance Agency (Dana Farber Cancer Institute);
Series 2026, Ref. RB	5.00%	12/01/2044	1,000	1,070,451
Series 2026, Ref. RB	5.00%	12/01/2045	1,000	1,061,387
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2026 253, Ref. RB (CEP - GNMA)	4.75%	12/01/2046	1,000	1,010,888
				15,206,333
Michigan–1.15%
Detroit (City of), MI; Series 2003 B-R, RB (INS - AGI)(c)	7.50%	07/01/2033	60	60,210
Lansing (City of), MI Board of Water & Light; Series 2026, RB(e)	5.25%	07/01/2054	10,000	10,469,592
Michigan (State of) Finance Authority (Old Redforf Academy); Series 2010 A, RB (Acquired 11/08/2010; Cost $345,000)(g)	5.90%	12/01/2030	345	344,996
Michigan (State of) Finance Authority (Universal Learning Academy); Series 2018, Ref. RB	5.75%	11/01/2040	635	642,345
Michigan (State of) Public Educational Facilities Authority; Series 2005 A, RB (Acquired 12/09/2005; Cost $1,155,000)(g)	6.00%	12/01/2035	1,155	1,130,183
Michigan (State of) Strategic Fund (Wolverine Human Services); Series 2007, RN (Acquired 08/28/2008-10/09/2008; Cost $4,467,672)(g)(k)	5.85%	08/31/2027	5,282	1,848,499
Michigan (state of) Tobacco Settlement Finance Authority; Series 2008 C, RB(h)	0.00%	06/01/2058	214,275	3,776,468
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Plymouth Educational Center Charter School;
Series 2005, Ref. RB(k)	5.38%	11/01/2030	$400	$160,000
Series 2005, Ref. RB(k)	5.63%	11/01/2035	1,325	530,000
Walled Lake Consolidated School District;
Series 2019, GO Bonds	4.00%	05/01/2039	600	607,723
Series 2019, GO Bonds	4.00%	05/01/2041	2,485	2,502,512
				22,072,528
Minnesota–0.18%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	1,050	1,044,600
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018 A, Ref. RB	5.00%	02/15/2043	2,300	2,328,033
				3,372,633
Mississippi–0.59%
Mississippi (State of) Development Bank (Mississippi Gulf Coast Community College District Facilities); Series 2016, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	12/01/2046	10,000	10,035,172
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,795	1,205,940
				11,241,112
Missouri–1.56%
Branson (City of), MO Industrial Development Authority (Branson Hills Redevelopment); Series 2005 A, RB(f)	7.05%	05/01/2027	60	45,000
Broadway-Fairview Transportation Development District; Series 2006 A, RB(f)	5.88%	12/01/2031	675	270,000
Columbia (City of), MO Housing Authority (Stuart Park/Paquin Tower Apartments);
Series 2015, RB	5.00%	12/15/2040	580	574,231
Series 2015, RB	5.13%	12/15/2050	1,330	1,230,757
Hollister (City of), MO; Series 2019, RB(d)	5.63%	10/01/2039	2,295	2,340,835
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(d)	5.00%	04/01/2046	295	285,221
Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(f)(k)	5.75%	03/01/2029	170	30,495
Missouri (State of) Health & Educational Facilities Authority (SSM Health); Series 2018 A, RB	5.00%	06/01/2048	7,500	7,573,885
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	50	45,739
St. Louis (City of), MO;
Series 2007 A, RB(f)	5.50%	09/02/2028	373	78,330
Series 2024, RB (INS - AGI)(c)	5.25%	07/01/2049	10,000	10,558,099
Series 2024, RB (INS - AGI)(c)	5.25%	07/01/2054	5,000	5,214,570
St. Louis (City of), MO (Abbey Condominiums); Series 2007, RB(f)	5.50%	05/29/2028	661	99,153
St. Louis (City of), MO (Ludwig Lofts); Series 2008, RN(f)(m)	6.69%	04/21/2029	1,080	43,200
St. Louis (City of), MO (Printers Lofts Tax Increment Financing); Series 2006, RB(f)(m)	6.00%	08/21/2026	545	38,150
St. Louis (City of), MO (Washington Park Redevelopment);
Series 2006, RB(f)(m)	6.00%	08/21/2026	846	101,520
Series 2006, RN(f)	5.50%	03/09/2027	1,879	263,060
Series 2007 A, RN(f)	5.50%	01/20/2028	672	208,320
Series 2007 B, RN(f)(k)	5.50%	01/20/2028	466	4,660
Series 2008 A, RB(f)	6.60%	01/21/2028	3,254	846,040
Stone Canyon Community Improvement District (Infrastructure Improvement); Series 2007, RB(f)(k)	5.75%	04/01/2027	320	48,000
				29,899,265
Montana–0.07%
Hardin (City of), MT; Series 2006, RB(f)(m)	6.25%	09/01/2031	11,710	1,405,200
Nebraska–1.17%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2035	6,150	6,491,639
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	5,000	5,233,501
Nebraska Investment Finance Authority (Social Bonds); Series 2024 E, RB (CEP - GNMA)	4.80%	09/01/2054	4,995	5,007,546
Omaha (City of), NE Public Power District; Series 2021 A, RB (INS - AGI)(c)	4.00%	02/01/2051	6,000	5,588,157
				22,320,843
Nevada–0.53%
Clark (County of), NV (Special Improvement District No. 128); Series 2007 A, RB	5.05%	02/01/2031	245	245,619
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–(continued)
Las Vegas Valley Water District;
Series 2022 A, GO Bonds	4.00%	06/01/2051	$5,000	$4,602,881
Series 2025, GO Bonds(e)	5.25%	06/01/2055	5,000	5,301,509
				10,150,009
New Hampshire–1.10%
Manchester Housing & Redevelopment Authority, Inc.; Series 2000 B, RB (INS - BAM)(c)(h)	0.00%	01/01/2029	305	276,980
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	3,323	3,371,232
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	4,828	4,795,663
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB(b)	4.15%	10/01/2034	995	994,170
Series 2024-3, Revenue Ctfs.	4.16%	10/01/2051	4,940	4,839,154
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(d)(h)	0.00%	12/01/2034	7,265	4,139,404
New Hampshire (State of) Business Finance Authority (University Hospitals Home Care Services, Inc.); Series 2024, RB(d)	5.63%	12/15/2033	1,270	1,296,766
New Hampshire (State of) Business Finance Authority (Vista (The));
Series 2019 A, RB(d)	5.25%	07/01/2039	410	412,670
Series 2019 A, RB(d)	5.63%	07/01/2046	230	231,174
Series 2019 A, RB(d)	5.75%	07/01/2054	570	570,536
				20,927,749
New Jersey–5.56%
Atlantic City (City of), NJ;
Series 2017 A, Ref. GO Bonds (INS - BAM)(c)	5.00%	03/01/2032	250	253,597
Series 2017 A, Ref. GO Bonds (INS - BAM)(c)	5.00%	03/01/2037	500	505,743
Hudson (County of), NJ Improvement Authority (Hudson County Courhouse); Series 2020, RB	4.00%	10/01/2046	5,000	4,896,897
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB(a)(b)	5.00%	12/15/2026	3,000	3,039,643
Series 2017 DDD, RB	5.00%	06/15/2028	1,930	1,978,736
Series 2018 A, RB	5.00%	06/15/2047	735	745,521
Series 2018 C, RB	5.00%	06/15/2031	4,855	5,023,307
Series 2018 C, RB	5.00%	06/15/2042	3,500	3,575,962
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(d)	6.50%	11/01/2052	220	224,955
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2024 A, Ref. RB	5.25%	07/01/2054	10,000	10,531,803
New Jersey (State of) Transportation Trust Fund Authority;
Series 2019 BB, RB	4.00%	06/15/2050	7,125	6,554,593
Series 2020 AA, RB	4.00%	06/15/2050	10,000	9,185,711
New Jersey (State of) Turnpike Authority; Series 2025, RB(e)(l)	5.25%	01/01/2055	5,700	6,087,952
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2029	3,500	3,641,129
Series 2018 A, Ref. RB	5.00%	06/01/2030	12,030	12,504,800
Series 2018 A, Ref. RB	5.00%	06/01/2031	4,500	4,670,410
Series 2018 A, Ref. RB	5.00%	06/01/2032	12,980	13,454,703
Series 2018 A, Ref. RB	5.00%	06/01/2033	5,005	5,181,346
Series 2018 A, Ref. RB	5.00%	06/01/2037	3,000	3,087,758
Series 2018 A, Ref. RB	5.00%	06/01/2046	7,145	7,091,463
Series 2018 B, Ref. RB	5.00%	06/01/2046	4,120	4,004,827
				106,240,856
New Mexico–0.01%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	230	230,211
New York–7.70%
Build NYC Resource Corp. (ERE425, LLC - Zeta Charter Schools, Inc.); Series 2025, RB(d)	5.25%	10/15/2050	1,830	1,772,027
Metropolitan Transportation Authority (Green Bonds); Series 2019 A, RB	5.00%	11/15/2045	10,065	10,248,675
New York (City of), NY;
Series 2022 A-1, GO Bonds	5.25%	09/01/2043	10,000	10,737,435
Series 2024 C, GO Bonds	5.25%	03/01/2053	10,150	10,583,948
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2019 A-3, RB	4.00%	05/01/2041	$5,000	$4,937,579
Series 2022 C-1, RB	4.00%	02/01/2051	4,000	3,620,703
Series 2024 D, RB	5.50%	05/01/2052	10,000	10,693,495
New York (State of) Dormitory Authority;
Series 2018 A, Ref. RB	5.00%	03/15/2034	5,020	5,048,424
Series 2020 D, Ref. RB	4.00%	02/15/2047	13,150	12,292,678
Series 2025 A, Ref. RB	5.00%	03/15/2050	5,000	5,211,041
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,000	4,527,599
Series 2019 B, RB	4.00%	01/01/2053	5,000	4,511,168
New York City Housing Development Corp.; Series 2024 F-1A, RB	5.00%	11/01/2054	6,875	6,960,159
New York City Housing Development Corp. (Green Bonds); Series 2023, RB	4.80%	02/01/2053	5,000	5,014,935
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	50	50,947
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	285	278,064
New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2045	10,000	9,765,815
Series 2020 A, RB	4.00%	03/15/2049	10,000	9,301,189
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2020, Ref. RB	5.00%	12/01/2035	2,305	2,463,743
Onondaga Civic Development Corp.; Series 2025, RB	5.50%	12/01/2056	5,000	5,414,920
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2022 A, RB	5.25%	05/15/2057	5,000	5,209,488
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund);
Series 2025, RB	5.25%	12/01/2054	1,500	1,587,749
Series 2025, RB (INS - AGI)(c)	4.50%	12/01/2056	1,500	1,467,197
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	13,790	13,218,691
Westchester County Local Development Corp.; Series 2025, RB	7.50%	11/01/2055	2,000	2,219,335
				147,137,004
North Carolina–1.09%
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2022 A, RB	4.00%	07/01/2052	5,000	4,725,570
Series 2026, Ref. RB	5.25%	07/01/2056	8,400	8,922,543
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB	5.00%	01/01/2040	7,000	7,215,217
				20,863,330
Ohio–2.79%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	2,960	2,583,501
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	21,135	16,899,516
Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	18,500	1,236,274
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2010, RB	6.00%	11/15/2035	3,445	3,452,445
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB	5.25%	01/01/2050	5,000	5,266,885
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2052	5,000	4,707,550
Series 2017, Ref. RB	5.50%	02/15/2057	6,050	6,051,332
Franklin (County of), OH; Series 2025, RB(e)	5.25%	11/01/2055	6,165	6,434,553
Montgomery (County of), OH (Dayton Children’s Hospital); Series 2021, Ref. RB	4.00%	08/01/2046	5,000	4,629,404
Ohio (State of) Higher Educational Facility Commission (University of Findlay); Series 2019, Ref. RB	5.00%	03/01/2039	1,000	1,000,422
Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2024, Ref. RB	5.25%	05/01/2054	1,000	967,721
				53,229,603
Oklahoma–0.52%
Carter (County of), OK Public Facilities Authority; Series 2018, RB	5.00%	09/01/2030	3,350	3,456,520
Oklahoma Municipal Power Authority; Series 2025, RB (INS - AGI)(c)(e)(l)	5.25%	01/01/2056	6,150	6,513,165
				9,969,685
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–6.27%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2036	$2,825	$2,899,155
Chester (County of), PA Industrial Development Authority (Longwood Gardens) (Green Bonds); Series 2019, RB	4.00%	12/01/2049	1,350	1,216,162
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2032	3,000	3,106,112
Series 2018, RB	5.00%	06/01/2033	2,000	2,070,246
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,235	1,235,021
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,295,724
Geisinger Authority (Geisinger Health System); Series 2017 A-1, Ref. RB	5.00%	02/15/2045	6,335	6,382,680
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2019, Ref. RB	4.00%	09/01/2049	5,250	4,605,568
Series 2022, Ref. RB	5.00%	05/01/2057	6,615	6,636,673
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.); Series 2025, Ref. RB	5.00%	11/15/2042	2,500	2,613,059
Pennsylvania (Commonwealth of); First Series 2018-1, GO Bonds (INS - BAM)(c)	4.00%	03/01/2036	4,175	4,231,794
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2023 143-A, RB	5.30%	04/01/2044	10,000	10,551,991
Series 2025-149A, RB(e)	5.15%	10/01/2050	10,000	10,173,166
Pennsylvania (Commonwealth of) Turnpike Commission;
First series 2023, Ref. RB	5.00%	12/01/2043	1,000	1,074,612
Series 2009 E, RB	6.38%	12/01/2038	1,500	1,561,542
Series 2017 B-1, RB	5.00%	06/01/2042	5,125	5,187,917
Series 2020 B, RB	5.00%	12/01/2045	5,000	5,214,426
Series 2021 A, RB	4.00%	12/01/2050	2,000	1,805,342
Series 2021 B, RB	4.00%	12/01/2051	8,500	7,619,206
Series 2021 B, Ref. RB	5.00%	12/01/2051	7,000	7,201,941
Philadelphia (City of), PA; Series 2024 C, RB (INS - AGI)(c)	5.25%	09/01/2049	5,000	5,315,364
Philadelphia (City of), PA Authority for Industrial Development; Series 2025, RB(e)	5.50%	07/01/2053	11,000	11,816,688
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	5,000	5,122,931
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	3,000	2,981,994
Philadelphia School District (The);
Series 2016 F, Ref. GO Bonds(a)(b)	5.00%	09/01/2026	1,000	1,005,557
Series 2026 A, GO Bonds	5.50%	09/01/2051	1,625	1,761,349
Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	4,000	4,055,517
				119,741,737
Puerto Rico–4.21%
PRHTA Custodial Trust; Series 2022 I, RB(k)	5.00%	12/06/2049	11	2,470
PRIFA Custodial Trust;
Series 2005 A, RB(h)	0.00%	03/15/2049	413	115,530
Series 2005 A, RB(h)	0.00%	03/15/2049	645	468,836
Series 2022, RB(h)	0.00%	03/15/2049	6,998	3,030,063
Series 2022, RB(h)	0.00%	03/15/2049	6,362	3,027,859
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	4,698	3,428,727
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	4,029	4,093,093
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	3,964	4,166,772
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	3,651	3,659,168
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	3,281	3,273,497
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,816	2,784,000
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	7,929	7,032,572
Subseries 2022, RN(h)	0.00%	11/01/2043	2,553	1,764,947
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2010 CCC, RB(k)	5.00%	07/01/2028	2,000	1,472,500
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	157	153,114
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2046	$32,588	$11,895,148
Series 2018 A-1, RB(h)	0.00%	07/01/2051	31,582	8,482,177
Series 2018 A-1, RB	4.75%	07/01/2053	9,853	9,492,069
Series 2018 A-1, RB	5.00%	07/01/2058	4,400	4,348,054
Series 2019 A-2, RB	4.54%	07/01/2053	387	361,150
Series 2019 A-2, RB	4.78%	07/01/2058	5,172	4,982,464
University of Puerto Rico;
Series 2006 P, Ref. RB (Acquired 10/10/2017; Cost $851,513)(g)	5.00%	06/01/2026	1,305	1,305,000
Series 2006 P, Ref. RB (Acquired 11/15/2018; Cost $790,740)(g)	5.00%	06/01/2030	900	893,263
Series 2006 Q, RB (Acquired 02/13/2019-03/01/2019; Cost $130,900)(g)	5.00%	06/01/2036	150	144,905
				80,377,378
Rhode Island–0.72%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $4,862,486)(g)(k)	7.25%	07/15/2035	4,915	1,916,850
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2024, RB	5.25%	05/15/2049	1,825	1,903,151
Series 2024, RB	5.25%	05/15/2054	5,000	5,158,067
Rhode Island Housing & Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	15	15,034
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2040	4,695	4,696,362
				13,689,464
South Carolina–1.36%
Charleston County Airport District; Series 2024 B, RB	5.25%	07/01/2054	5,000	5,228,304
South Carolina (State of) Jobs-Economic Development Authority (Rolling Green Village); Series 2025, RB	5.75%	12/01/2060	635	636,919
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2048	2,500	2,680,886
Series 2024, RB	5.50%	11/01/2049	5,000	5,300,871
Series 2024, RB	5.50%	11/01/2050	5,370	5,693,261
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	6,250	6,498,608
				26,038,849
Tennessee–1.05%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-1, Ref. RB	4.00%	08/01/2038	225	223,916
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee); Series 2024 A-1, RB (INS - BAM)(c)	5.50%	07/01/2054	1,250	1,306,735
Metropolitan Nashville Airport Authority (The); Series 2019 A, RB	5.00%	07/01/2049	5,000	5,097,580
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2026, Ref. RB	5.00%	07/01/2043	4,000	4,316,000
Nashville (City of), TN Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(d)	5.13%	06/01/2036	200	202,952
Tennessee Energy Acquisition Corp.;
Series 2006 C, RB	5.00%	02/01/2027	3,490	3,519,571
Series 2021 A, RB(b)	5.00%	11/01/2031	5,000	5,305,182
				19,971,936
Texas–11.92%
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2025, Ref. RB(d)	5.75%	06/15/2055	1,000	1,013,183
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2038	885	886,129
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	1,400	1,410,060
Board of Regents of the University of Texas System; Series 2025 B, RB	5.00%	08/15/2051	6,965	7,316,249
Canutillo Independent School District/TX; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(e)	5.25%	02/15/2060	5,000	5,286,021
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2021 B, Ref. RB	4.00%	11/01/2045	10,000	9,672,637
Series 2022 B, Ref. RB	5.00%	11/01/2050	10,000	10,262,674
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(d)	5.00%	04/01/2032	1,100	1,100,087
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	$11,500	$10,711,279
Forney Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	12,000	10,853,269
Grand Parkway Transportation Corp.; Series 2020, Ref. RB	4.00%	10/01/2045	10,000	9,473,014
Harris (County of), TX Flood Control District (Green Bonds); Series 2023 A, GO Bonds	4.00%	09/15/2048	5,000	4,633,497
Harris (County of), TX Port Authority of Houston;
Series 2021, RB	4.00%	10/01/2046	5,365	5,074,208
Series 2023, RB	5.00%	10/01/2053	10,000	10,328,932
Harris County Hospital District; Series 2025, GO Bonds(e)	5.50%	02/15/2050	5,500	5,950,072
Houston (City of), TX;
Series 2026 C, Ref. RB (INS - AGI)(c)	5.00%	09/01/2044	1,250	1,354,108
Series 2026 C, Ref. RB (INS - AGI)(c)	5.25%	09/01/2051	1,035	1,093,571
Series 2026 C, Ref. RB	5.25%	09/01/2051	1,035	1,084,923
Series 2026, RB(e)	5.50%	09/01/2058	3,100	3,278,443
Series 2026, RB (INS - AGI)(c)(e)	5.50%	09/01/2058	3,200	3,410,919
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	9,460	8,916,968
Katy Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	10,750	9,723,297
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	7,500	6,759,954
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	6.00%	05/15/2052	3,235	3,467,839
Mansfield Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(e)	5.25%	02/15/2055	5,000	5,294,402
Medina Valley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	7,000	6,341,416
New Hope Cultural Education Facilities Finance Corp.;
Series 2025 A, RB	6.50%	10/01/2055	3,000	3,102,421
Series 2025 A, RB	6.50%	10/01/2060	1,800	1,856,330
New Hope Cultural Education Facilities Finance Corp. (Beta Academy);
Series 2019, RB(d)	5.00%	08/15/2039	425	421,527
Series 2019, RB(d)	5.00%	08/15/2049	150	138,199
Northwest Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(e)	5.25%	02/15/2055	4,000	4,179,646
Prosper Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	10,150	9,238,597
San Antonio (City of), TX;
Series 2025, RB(e)	5.25%	02/01/2046	5,000	5,355,408
Series 2025, RB(e)(l)	5.50%	02/01/2050	10,000	10,696,046
Southwest Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2053	5,000	4,522,943
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	7,500	6,681,509
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2021, Ref. RB	5.00%	12/15/2031	2,500	2,656,347
Series 2021, Ref. RB	5.00%	12/15/2032	5,000	5,344,357
Texas Municipal Gas Acquisition & Supply Corp. V; Series 2026, RB	5.00%	04/01/2036	10,000	10,554,720
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	6,135	6,040,401
Texas Transportation Finance Corp.; Series 2025, RB(e)	5.50%	10/01/2055	6,660	7,164,834
Wylie Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(e)	5.25%	08/15/2054	5,000	5,240,733
				227,891,169
Utah–0.64%
Black Desert Public Infrastructure District; Series 2024, RB(d)	5.63%	12/01/2053	5,000	5,099,989
Downtown Revitalization Public Infrastructure District; Series 2025, RB (INS - AGI)(c)(e)(l)	5.50%	06/01/2050	5,000	5,438,718
Utah (State of) Charter School Finance Authority; Series 2018, RB	5.00%	10/15/2038	720	728,976
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy); Series 2019 A, RB(d)	5.38%	06/15/2049	1,110	1,038,029
				12,305,712
Virgin Islands–0.06%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2012 A, Ref. RB (INS - AGI)(c)	5.00%	10/01/2032	1,200	1,211,111
Virginia–0.50%
Celebrate North Community Development Authority (Celebrate VA North); Series 2003 B, RB(f)(k)	6.75%	03/01/2034	302	187,240
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Chesapeake Bay Bridge & Tunnel District; Series 2016, RB	5.00%	07/01/2046	$6,320	$6,320,255
Lynchburg (City of), VA Economic Development Authority;
Series 2026, RB	5.25%	01/01/2045	650	702,181
Series 2026, RB	5.25%	01/01/2046	520	556,315
Lynchburg Economic Development Authority; Series 2026, RB	5.25%	01/01/2044	1,000	1,088,951
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2018, Ref. RB	5.00%	09/01/2036	715	725,126
				9,580,068
Washington–1.28%
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	20	20,006
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,101	1,104,130
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2048	5,000	5,002,427
Series 2018, RB	5.00%	07/01/2058	5,000	4,964,483
Washington (State of) Health Care Facilities Authority (Multicare Health System); Series 2015 A, RB	5.00%	08/15/2045	8,500	8,501,831
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2034	2,250	2,291,934
Washington (State of) Housing Finance Commission; Series 2025, RB (INS - BAM)(c)(d)	5.25%	07/01/2055	2,500	2,550,513
				24,435,324
West Virginia–0.23%
West Virginia (State of) Hospital Finance Authority (United Health System Obligated); Series 2025, RB	5.50%	06/01/2050	4,170	4,424,076
Wisconsin–1.52%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGI)(c)(h)	0.00%	12/15/2055	5,445	1,280,651
Series 2020, RB (INS - AGI)(c)(h)	0.00%	12/15/2060	25,000	4,533,982
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System); Series 2024, RB	5.50%	02/15/2054	5,000	5,207,322
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	7,160	6,913,574
Wisconsin (State of) Public Finance Authority; Series 2023 B, RB(d)(h)	0.00%	07/01/2062	6,750	5,501,250
Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University);
Series 2019 A, RB (INS - AGI)(c)	5.00%	07/01/2036	900	927,012
Series 2019 A, RB (INS - AGI)(c)	5.00%	07/01/2054	1,275	1,279,258
Series 2019 A, RB (INS - AGI)(c)	5.00%	07/01/2058	1,500	1,504,208
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	260	260,203
Series 2012 A, RB	6.00%	07/15/2042	350	350,212
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(d)	5.00%	06/15/2039	310	309,977
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);
Series 2019 A, RB(d)	5.38%	06/01/2044	535	479,210
Series 2019 A, RB(d)	5.50%	06/01/2054	540	455,731
				29,002,590
TOTAL INVESTMENTS IN SECURITIES(n)–106.63% (Cost $2,082,401,900)				2,037,773,982
FLOATING RATE NOTE OBLIGATIONS–(7.25)%
Notes with interest and fee rates ranging from 2.12% to 3.02% at 05/31/2026 and contractual maturities of collateral ranging from 01/01/2045 to 07/15/2060(o)				(138,535,000)
OTHER ASSETS LESS LIABILITIES–0.62%				11,811,385
NET ASSETS–100.00%				$1,911,050,367
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
NCCU	– North Carolina Central University
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $100,903,141, which represented 5.28% of the Fund’s Net Assets.

(e)	Underlying security related to TOB Trusts entered into by the Fund.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Restricted security. The aggregate value of these securities at May 31, 2026 was $10,561,014, which represented less than 1% of the Fund’s Net Assets.
(h)	Zero coupon bond issued at a discount.
(i)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2026.

(k)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $11,799,276, which represented less than 1% of the Fund’s Net Assets.

(l)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $35,065,310. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(o)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2026. At May 31, 2026, the Fund’s investments with a value of $194,699,062 are held by TOB Trusts and serve as collateral for the $138,535,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,032,127,268	$5,646,714	$2,037,773,982
Other Investments - Assets
Investments Matured	—	3,996,170	260,177	4,256,347
Total Investments	$—	$2,036,123,438	$5,906,891	$2,042,030,329
Invesco AMT-Free Municipal Income Fund